Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
10.	INCOME TAXES

For the year ended December 31, 2020 and 2019, loss before income tax provision consisted of the following:

	December 31, 2020	December 31, 2019

Domestic operations - Canada	$(2,732,888)	$(5,027,596)
Foreign operations - United States	(488,638)	(91,550)
Total loss before taxes	$(3,221,526)	$(5,119,146)

Income tax expense (benefit) consists of the following for the years ended December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019

Loss before taxes	$(3,221,526)	$(5,119,146)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$(869,812)	$(1,382,170)
Stock-based compensation	154,227	108,505
Share issue costs	(45,854)	(223,439)
Others	41,388	(58,416)
Total	$(720,051)	$(1,555,520)

Change in valuation Allowance	$720,051	$1,555,520
Total income tax expense (benefit)	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not that we will not realize those tax assets through future operations. Significant components of the Company’s deferred taxes are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Unused tax losses carry forward - Canada and United States	$2,669,781	$1,903,392
Share issue costs - Canada	142,318	186,874
Property and equipment - Canada	-	1,782
Total deferred tax assets	$2,812,099	$2,092,048
Deferred tax asset not recognized	-	-

Net deferred tax assets	2,812,099	2,092,048

Deferred tax liability:

Total deferred tax liability	-	-

Valuation Allowance	$(2,812,099)	$(2,092,048)
Net deferred tax assets (liabilities)	$-	$-

The Company has Non-Capital Losses of $9.3 million as of December 31, 2020 and $6.8 million as of December 31, 2019, which are due to expire between 2039 and 2040 and which can be used to offset future taxable income in Canada. For foreign operations in United States, aggregate net operating losses are $0.6 million as of December 31, 2020 (2019 - $0.1 million) which can be carried forward indefinitely. Non-Capital Losses in Canada can be carried forward after change of ownership, if the particular business which gave rise to the loss is carried on by the company for profit or with a reasonable expectation of profit. Certain accumulated net operating losses in United States are subject to an annual limitation from equity shifts, which constitute a change of ownership as defined under Internal Revenue Code (“IRC”) Section 382. These rules will limit the utilization of the losses.